Prepayments and Other Receivables (Details) - Schedule of Movements of Allowance for Expected Credit Losses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movements of Allowance for Expected Credit Losses [Abstract]
Allowance for expected credit loss	$ 2,076	$ 67,774
Additions		2,076
Disposal of subsidiaries		(67,774)
Allowance for expected credit loss	$ 2,076	$ 2,076